Reclassification of Comparative Figures (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Reclassifications Effect

As a result, the changes to these components of “Operating expenses” for the year ended December 31, 2013 and 2012 are noted below. “Operating expenses” in total were unchanged as a result of this reclassification.

(in millions of Canadian dollars)	Compensation and benefits	Material	Purchased services and other

For the year ended December 31, 2013
As previously reported	$1,418	$249	$876
(Decrease) increase	(33)	(89)	122

As reclassified	$1,385	$160	$998

For the year ended December 31, 2012
As previously reported	$1,506	$238	$940
(Decrease) increase	(32)	(72)	104

As reclassified	$1,474	$166	$1,044